united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 11/30/18

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Annual Report

November 30, 2018

1-877-658-9473

www.inspireinvesting.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.inspireinvesting.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

INSPIRE ETF ANNUAL REPORT

SHAREHOLDER LETTER (Unaudited)

Dear Shareholders:

We are pleased to present you with the Annual Report for the Inspire Investing suite of Exchange Traded Funds (ETFs) as of November 30, 2018.

We are exceedingly grateful to look back at the blessings and miracles that God has given to us this past year ended November 30, 2018. “I thank my God through Jesus Christ for all of you (shareholders), because your faith is being proclaimed all over the world”, Romans 1:8, by being part of the message of Biblically Responsible Investing through the Inspire ETFs. We could not do what we do without you and we sincerely appreciate the trust you have placed in Inspire by investing in one or more of our ETFs.

BLES – Inspire Global Hope ETF

For the twelve months ended 11-30-2018 BLES is down -2.36% on a price basis and -3.74% on the NAV versus the Inspire Global Hope Large Cap Equal Weight Index (BLESI) return of -2.22%.

For the six months ended 11-30-2018, BLES had a return of -5.22% on a price basis and -5.63% on the NAV versus the BLESI benchmark return of -4.60%.

Although it is disappointing to see BLES with negative performance over the past year it is in line with the overall market that has seen large pull backs in January and February of 2018 and again in October.

ISMD – Inspire Small/Mid Cap Impact ETF

For the twelve months ended 11-30-2018 ISMD has returned 1.92% on a price basis and 1.89% on the NAV versus the Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) return of 2.75%.

For the six months ended 11-30-2018, ISMD had a return of -4.57% on both a price basis and the NAV versus the ISMDI index return of -4.53%.

The small cap and mid cap markets also have had a very rough 2018 with the corrections in January/February 2018 as well as in October, so the performance of ISMD in this environment is not surprising.

For much of the past year Mid Cap and Small cap stocks trailed Large Cap stocks dramatically. In May the small cap stock started to outperform the large cap stocks but the rally faded in September to end well behind the large cap market as of November 30th. Please keep in mind that the most popular index returns are based on portfolios that are capitalization weighted while ISMD and BLES are both equally weighted.

IBD – Inspire Corporate Bond Impact ETF

For the twelve months ended 11-30-2018 IBD has returned -1.18% on a price basis and -0.99% on the NAV versus the Inspire Corporate Bond Impact Equal Weight Index (IBDI) return of -0.57%.

For the six months ended 11-30-2018, IBD had a return of 0.38% on a price basis and 013% on the NAV versus the IBDI index return of 0.33%.

The four interest rate increases over the past twelve months ended November 30, 2018 by the Federal Reserve have had a negative effect on the corporate bond market, manifesting in negative returns for IBD over that past year. However, with the most recent comments by Chairman Powell that the Fed Funds rate is just “below neutral” there could be an end to the rate hikes by the Fed in 2019. Even with the pattern of interest rate increases by the Federal Reserve we stand firm in our strategy to hold quality bonds across the maturity spectrum from 1 year to 10 years in an effort to maintain steady income for our shareholders and minimize the volatility.

IBD has an average credit quality of BBB+ and is 100% invested in corporate bonds (net of cash reserves) using our BRI Screening process.

BIBL – Inspire 100 ETF

For the twelve months ended 11-30-2018 BIBL has returned 3.05% on a price basis and 3.09% on the NAV versus the Inspire 100 Index (BIBLI) return of 3.89%.

For the six months ended 11-30-18 BIBL had a return of -1.25% on a price basis and -1.06% on the NAV versus the BIBLI index return of -0.78%.

BIBL has 100 US Large Cap positions that are capitalization weighted. BIBL was designed to give advisors and investors a Biblically Responsible alternative to the market cap weighted funds that are so prevalent in the market place.

Closing Comments

2018 has been a challenging and interesting year for us and we are thankful to God our Father for His provision and wisdom, as well as allowing us to be part of the mission of making a positive impact in the world through our ETFs alongside you our brothers and sisters in Christ and fellow shareholders.

The overall stock market has had a volatile year with much lower returns and in most cases negative returns as compared to 2017 as I mentioned could be expected in my letter last year. Like last year, there are still many economic and geo-political situations yet to be resolved, as well new concerns on the horizon, but God is still Sovereign, and our trust is in Him, not in politicians, economists or the markets.

Thank you again for being shareholders, but more importantly thank you for being co-workers with us in making a positive impact in the world by inspiring transformation for God’s Glory.

May the Grace and Peace of Jesus Christ our Lord be with you in 2019.

Sincerely,

Darrell Jayroe, CIO

Inspire Investing Inspire, the adviser, provides the index for the Inspire Funds to track. The indexes use software that analyzes publicly available data relating to the primary business activities, products and services, philanthropy, legal activities, policies and practices when assigning Inspire Impact Scores to a company. The securities with the highest Inspire Impact Scores are included in the Indexes and are equally weighted. As the Funds may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

ETF shares are not redeemable with the issuing fund other than in large Creation Unit aggregations. Instead, investors must buy or sell ETF Shares in the secondary market with the assistance of a stockbroker. In doing so, the investor may incur brokerage commissions and may pay more than net asset value when buying and receive less than net asset value when selling. The Funds may focus their investments in securities of a particular industry to the extent the Index does. This may cause the Funds’ net asset value to fluctuate more than that of funds that does not focus in a particular industry.

The Funds are not actively managed and the adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology. Tracking error may occur because of imperfect correlation between the Funds’ holdings of portfolio securities and those in the Index. The Funds’ use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. To the extent the assets in the Funds are smaller, these risks will be greater.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. To obtain a prospectus which contains this and other information, call 877.658.9473, or visit www.inspireinvesting.com. Read it carefully. The Inspire ETFs are distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

Inspire and Northern Lights Distributors, LLC are not affiliated. 3016-NLD-1/7/2019

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2018
Inspire Global Hope ETF - NAV	(3.74)%	4.71%
Inspire Global Hope ETF - Market Price	(2.36)%	5.38%
Inspire Global Hope Large Cap Equal Weight Index ***	(2.22)%	5.76%
MSCI All Country World Index Net (USD) ****	(0.98)%	7.84%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.75% per the April 1, 2018 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

****	The MSCI All Country World Index Net (USD) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 44 country indexes comprising 23 developed and 21 emerging market country indexes.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2018

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Oil, Gas & Coal	8.3%
Real Estate	7.6%
Utilities	7.0%
Chemicals	5.7%
Retail - Discretionary	4.4%
Banking	4.2%
Medical Equipment & Devices	4.0%
Transportation & Logistics	3.7%
Semiconductors	3.6%
Insurance	3.4%
Other Assets	46.8%
Cash & Cash Equivalents	1.3%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2018
Inspire Small/Mid Cap Impact ETF - NAV	1.89%	5.46%
Inspire Small/Mid Cap Impact ETF - Market Price	1.92%	5.48%
Inspire Small/Mid Cap Impact Equal Weight Index ***	2.75%	6.45%
S&P 500 Total Return Index ****	6.27%	11.23%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.94% per the April 1, 2018 prospectus.

**	As of the commencement of operations on February 27, 2017.

***	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. Inspire believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2018

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	9.7%
Real Estate	6.8%
Oil, Gas & Coal	6.1%
Biotech & Pharma	6.0%
Software	5.0%
Utilities	4.4%
Semiconductors	4.4%
Medical Equipment & Devices	4.1%
Consumer Products	3.2%
Chemicals	3.2%
Other Assets	44.9%
Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2018
Inspire Corporate Bond Impact ETF - NAV	(0.99)%	(0.45)%
Inspire Corporate Bond Impact ETF - Market Price	(1.18)%	(0.19)%
Inspire Corporate Bond Impact Equal Weight Index ***	(0.57)%	0.32%
Bloomberg Barclays U.S. Aggregate Bond Index ****	(1.34)%	(0.26)%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 1.51% per the April 1, 2018 prospectus.

**	As of the commencement of operations on July 10, 2017.

***	Inspire Corporate Bond Impact Equal Weight Index (IBDI) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. Inspire defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars.

****	The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2018

Comparison of the Change in Value of a $10,000 Investment

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate	17.1%
Utilities	10.9%
Retail - Consumer Discretionary	7.9%
Exploration & Production	7.4%
Railroad	4.8%
Machinery Manufacturing	4.7%
Healthcare Facilities & Services	4.0%
Food & Beverage	3.7%
Refining & Marketing	3.5%
Pipeline	3.3%
Other Assets	31.2%
Cash & Cash Equivalents	1.5%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
November 30, 2018

The Fund’s performance figures* for the periods ended November 30, 2018, as compared to its benchmarks:

		Annualized
		Since Inception** -
	One Year	November 30, 2018
Inspire 100 ETF - NAV	3.09%	5.46%
Inspire 100 ETF - Market Price	3.05%	5.46%
Inspire 100 Market Cap Weight Index ***	3.89%	6.20%
S&P 500 Total Return Index ****	6.72%	8.85%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2019 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 3.78% per the April 1, 2018 prospectus.

**	As of the commencement of operations on October 30, 2017.

***	The Inspire 100 Market Cap Weight Index is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Comparison of the Change in Value of a $10,000 Investment

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
November 30, 2018

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Electrical Equipment	9.8%
Real Estate	9.7%
Biotech & Pharma	8.4%
Semiconductors	7.4%
Oil, Gas & Coal	7.2%
Utilities	7.1%
Healthcare Facilities & Services	5.1%
Machinery	4.7%
Transportation & Logistics	4.1%
Technology Services	3.7%
Other Assets	32.0%
Cash & Cash Equivalents	0.8%
100.0%

Please refer to the Portfolio of Investments in this Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS
November 30, 2018

Shares		Value
	COMMON STOCKS - 98.2%
	AEROSPACE & DEFENSE - 1.0%
1,544	General Dynamics Corp.	$285,470
1,925	Harris Corp.	275,179
1,526	L3 Technologies, Inc.	279,701
		840,350
	APPAREL & TEXTILE PRODUCTS - 1.1%
3,614	Cie Financiere Richemont SA	234,773
4,349	Michael Kors Holdings Ltd. *	190,269
768	Swatch Group AG	228,475
3,427	VF Corp.	278,581
		932,098
	ASSET MANAGEMENT - 1.9%
5,747	E*TRADE Financial Corp. *	300,511
9,438	Franklin Resources, Inc.	319,854
2,935	Groupe Bruxelles Lambert SA	264,191
13,003	Invesco Ltd.	264,611
109,243	Melrose Industries PLC	246,151
406	Partners Group Holding AG	265,900
		1,661,218
	AUTOMOTIVE - 1.4%
6,836	BorgWarner, Inc.	270,569
2,464	Cie Generale des Etablissements Michelin	257,839
8,922	Delphi Automotive PLC	152,477
12,552	Goodyear Tire & Rubber Co.	290,704
7,618	Nokian Renkaat OYJ	243,842
		1,215,431
	BANKING - 4.2%
47,585	Bank Leumi Le-Israel BM	311,623
28,018	Commerzbank AG *	241,288
6,037	Commonwealth Bank of Australia	314,019
20,717	Credit Agricole SA	257,274
11,800	Danske Bank A/S	235,234
43,309	Investec PLC	263,194
4,012	KBC Group NV	288,000
3,444	Macquarie Group Ltd.	287,764
2,862	mBank SA *	308,369
237,250	Metropolitan Bank & Trust Co.	337,635
43,873	Natixis SA	242,415
16,847	People’s United Financial, Inc.	284,040
9,907	Raiffeisen Bank International AG *	292,096
		3,662,951
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.8%
3,319	AbbVie, Inc.	312,882
2,480	Alexion Pharmaceuticals, Inc. *	305,412
3,251	BioMarin Pharmaceutical, Inc. *	312,194
3,605	Celgene Corp. *	260,353

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.8%
4,748	Incyte Corp. *	$305,059
810	Regeneron Pharmaceuticals, Inc. *	296,176
4,901	Seattle Genetics, Inc. *	306,705
1,755	Vertex Pharmaceuticals, Inc. *	317,286
		2,416,067
	CHEMICALS - 5.7%
1,304,641	AKR Corporindo Tbk PT	355,749
3,266	Akzo Nobel NV	274,017
2,413	Arkema SA	228,952
2,804	Avery Dennison Corp.	270,306
4,946	Brenntag AG	228,652
5,985	CF Industries Holdings, Inc.	252,507
4,830	Croda International PLC	300,488
3,164	Eastman Chemical Co.	249,386
3,492	FMC Corp.	288,928
134	Givaudan SA	329,854
4,272	Imerys SA	229,273
51,263	Israel Chemicals Ltd.	298,866
6,448	Johnson Matthey PLC	240,558
14,180	K+S AG	248,938
2,895	LyondellBasell Industries NV	270,132
9,778	Mosaic Co.	352,008
2,727	PPG Industries, Inc.	298,143
672	Sherwin-Williams Co.	284,975
		5,001,732
	COMMERCIAL SERVICES - 1.9%
11,730	Bureau Veritas SA	259,251
1,492	Cintas Corp.	279,571
8,224	Edenred	313,615
98,458	G4S PLC	243,645
4,881	Intertek Group PLC	292,514
5,604	Randstad Holding NV	272,714
		1,661,310
	CONSTRUCTION MATERIALS - 1.3%
13,911	ACC Ltd.	296,503
20,870	James Hardie Industries PLC - ADR	243,845
6,639	LafargeHolcim Ltd.	297,554
1,647	Martin Marietta Materials, Inc.	314,067
		1,151,969
	CONSUMER PRODUCTS - 2.2%
9,609	Associated British Foods PLC	297,186
2,854	JM Smucker Co.	298,272
43,482	Natura Cosmeticos SA	459,081
36,604	Orkla ASA	302,082
47,858	Pioneer Foods Group Ltd.	293,369
236,158	Sime Darby Plantation Berhad *	265,251
		1,915,241

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	CONSUMER SERVICES - 0.4%
115,346	Kroton Educacional SA	$312,567

	CONTAINERS & PACKAGING - 2.0%
31,883	Amcor Ltd.	312,685
7,093	Ball Corp.	348,337
40,612	Brambles Ltd.	304,577
5,817	International Paper Co.	268,687
11,465	Mondi Ltd.	252,183
7,440	Sealed Air Corp.	271,783
		1,758,252
	DISTRIBUTORS - CONSUMER STAPLES - 0.3%
4,509	Sysco Corp.	303,910

	DISTRIBUTORS - DISCRETIONARY - 0.4%
10,196	Bunzl PLC	314,299

	ELECTRICAL EQUIPMENT - 3.2%
12,969	ABB Ltd.	262,274
3,508	Allegion PLC	321,298
3,878	AMETEK, Inc.	284,761
3,571	Eaton Corp PLC	274,753
8,911	Johnson Controls International PLC	309,924
5,677	Kone OYJ	281,280
10,744	nVent Electric PLC	268,815
12,603	Prysmian SpA	230,742
1,031	Roper Technologies, Inc.	306,815
1,276	Schindler Holding AG	255,366
		2,796,028
	ENGINEERING & CONSTRUCTION SERVICES - 1.8%
9,539	Boskalis Westminster	263,749
5,318	Fluor Corp.	217,666
4,074	Jacobs Engineering Group, Inc.	267,540
22,458	LendLease Group	207,623
9,225	Quanta Services, Inc. *	323,798
3,090	Vinci SA	269,746
		1,550,122
	FOREST & PAPER PRODUCTS - 0.2%
7,972	UPM-Kymmene OYJ	212,389

	GAMING, LODGING & RESTAURANTS - 0.3%
5,142	Whitbread PLC	301,660

	HARDWARE - 1.3%
10,617	Juniper Networks, Inc.	304,814
6,416	Seagate Technology PLC	276,465
35,764	Telefonaktiebolaget LM Ericsson	298,338

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	HARDWARE (continued) - 1.3%
5,207	Western Digital Corp.	$236,346
		1,115,963
	HEALTH CARE FACILITIES & SERVICES - 1.4%
3,353	AmerisourceBergen Corp.	298,082
4,337	DaVita, Inc. *	286,502
3,343	Express Scripts Holding Co. *	339,214
7,772	Ramsay Health Care Ltd.	307,726
		1,231,524
	HOME & OFFICE PRODUCTS - 2.4%
7,684	DR Horton, Inc.	285,998
690	Geberit AG	268,723
7,096	Leggett & Platt, Inc.	274,899
6,270	Lennar Corp. - Class A	267,917
1,693	Mohawk Industries, Inc. *	216,806
10,210	Persimmon PLC	247,512
1,677	Snap-on, Inc.	278,784
2,050	Stanley Black & Decker, Inc.	268,243
		2,108,882
	INDUSTRIAL SERVICES - 0.6%
5,367	Fastenal Co.	318,048
20,677	Rexel SA	248,045
		566,093
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
4,148	Intercontinental Exchange, Inc.	338,975
5,243	London Stock Exchange Group PLC	269,789
3,364	Nasdaq, Inc.	307,200
		915,964
	INSURANCE - 3.4%
3,007	Assurant, Inc.	292,401
4,001	Cincinnati Financial Corp.	327,002
73,664	Direct Line Insurance Group PLC	308,280
19,239	Gjensidige Forsikring ASA	299,881
57,287	Insurance Australia Group Ltd.	304,550
91,797	Legal & General Group PLC	286,836
39,667	QBE Insurance Group Ltd.	327,905
38,353	RSA Insurance Group PLC	265,519
6,336	Sampo OYJ	282,868
8,075	Unum Group	289,973
		2,985,215
	IRON & STEEL - 2.0%
14,296	Anglo American PLC	285,679
14,481	BHP Billiton PLC	277,440
109,962	Fortescue Metals Group Ltd.	321,199
5,065	Nucor Corp.	305,977
6,162	Rio Tinto PLC	279,812
35,311	Tata Steel Ltd.	268,271
		1,738,378

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	MACHINERY - 3.2%
11,189	Alfa Laval AB	$240,719
2,069	Deere & Co.	320,447
3,541	Dover Corp.	300,595
5,702	Flowserve Corp.	276,604
2,187	Illinois Tool Works, Inc.	304,102
20,260	IMI PLC	251,647
1,660	Parker-Hannifin Corp.	285,586
17,300	Sandvik AB	256,617
61,661	WEG SA	283,576
3,892	Xylem, Inc.	284,038
		2,803,931
	MEDIA - 0.3%
8,022	Ctrip.com International Ltd. - ADR *	231,435

	MEDICAL EQUIPMENT & DEVICES - 4.0%
4,471	Agilent Technologies, Inc.	323,477
8,157	Dentsply Sirona, Inc.	308,171
2,059	Edwards Lifesciences Corp. *	333,579
2,289	Essilor International SA	290,661
1,313	IDEXX Laboratories, Inc. *	267,537
882	Illumina, Inc. *	297,675
566	Intuitive Surgical, Inc. *	300,472
3,273	PerkinElmer, Inc.	284,947
16,726	Smith & Nephew PLC	304,105
1,554	Waters Corp. *	308,593
7,757	William Demant Holding A/S *	226,541
2,406	Zimmer Biomet Holdings, Inc.	281,550
		3,527,308
	METALS & MINING - 2.2%
26,973	Antofagasta PLC	275,457
21,638	Freeport-McMoRan, Inc.	258,358
28,307	Fresnillo PLC	272,105
108,150	Grupo Mexico SAB de CV	222,990
21,971	Newcrest Mining Ltd.	332,920
10,019	Newmont Mining Corp.	324,014
54,752	Norsk Hydro ASA	257,746
		1,943,590
	OIL, GAS & COAL - 8.3%
2,491,313	Adaro Energy Tbk PT *	223,831
4,891	Anadarko Petroleum Corp.	258,734
7,136	Apache Corp.	250,688
13,094	Cabot Oil & Gas Corp.	329,445
14,809	Caltex Australia Ltd.	297,717
4,145	ConocoPhillips	274,316
36,594	Cosan SA Industria e Comercio	325,444
7,794	Devon Energy Corp.	210,672
16,495	Eni SpA	266,065

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	OIL, GAS & COAL (continued) - 8.3%
2,637	EOG Resources, Inc.	$272,428
6,554	EQT Corp.	122,625
5,086	Equitrans Midstream Corporation *	113,520
7,766	Halliburton Co.	244,085
4,698	Helmerich & Payne, Inc.	284,699
17,935	Kinder Morgan, Inc.	306,150
6,274	Koninklijke Vopak NV	274,204
14,462	Marathon Oil Corp.	241,371
3,819	Marathon Petroleum Corp.	248,846
9,471	Murphy Oil Corp.	302,125
7,452	National Oilwell Varco, Inc.	239,284
10,423	Newfield Exploration Co. *	176,670
10,375	Noble Energy, Inc.	246,303
3,803	Occidental Petroleum Corp.	267,237
4,494	ONEOK, Inc.	276,066
2,795	Phillips 66	261,388
1,831	Pioneer Natural Resources Co.	270,530
9,808	TechnipFMC PLC	226,467
2,822	Valero Energy Corp.	225,478
11,338	Williams Cos, Inc.	287,078
		7,323,466
	PASSENGER TRANSPORTATION - 0.9%
415,426	AirAsia Bhd	305,774
17,328	easyJet PLC	245,961
3,212	Ryanair Holdings PLC - ADR	264,444
		816,179
	REAL ESTATE - 7.6%
2,144	American Tower Corp.	352,667
7,257	Apartment Investment & Management Co.	341,732
1,785	AvalonBay Communities, Inc.	340,167
17,599	Ayala Corp.	319,280
383,980	Ayala Land, Inc.	305,089
2,466	Boston Properties, Inc.	323,539
38,623	British Land Co. PLC	278,230
2,969	Covivio	289,270
2,949	Crown Castle International Corp.	338,840
717	Equinix, Inc.	276,246
4,835	Equity Residential	344,494
1,335	Essex Property Trust, Inc.	350,451
42,066	Goodman Group	314,867
81,117	GPT Group	312,172
51,405	Hammerson PLC	253,168
12,329	HCP, Inc.	360,747
26,996	Land Securities Group PLC	280,100
5,695	Macerich Co.	286,402
4,803	Prologis, Inc.	323,434
1,547	Public Storage	329,913

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	REAL ESTATE (continued) - 7.6%
1,796	Simon Property Group, Inc.	$333,499
		6,654,307
	RENEWABLE ENERGY - 0.4%
4,582	Vestas Wind Systems A/S	342,013

	RETAIL - CONSUMER STAPLES - 1.7%
1,346	Costco Wholesale Corp.	311,303
3,570	Dollar Tree, Inc. *	309,769
74,373	J Sainsbury PLC	289,422
93,800	Wm Morrison Supermarkets PLC	284,358
15,765	Woolworths Ltd.	332,938
		1,527,790
	RETAIL - DISCRETIONARY - 4.4%
1,877	Advance Auto Parts, Inc.	333,562
410	AutoZone, Inc. *	331,719
4,020	CarMax, Inc. *	265,601
3,082	Genuine Parts Co.	319,634
11,933	JD.com, Inc. - ADR *	253,338
94,268	Kingfisher PLC	300,692
2,704	Lowe’s Cos, Inc.	255,176
4,754	Luxottica Group SpA	276,779
4,645	Next PLC	290,461
919	O’Reilly Automotive, Inc. *	318,691
5,018	Pandora A/S	271,097
3,241	Ross Stores, Inc.	283,912
3,512	Tractor Supply Co.	334,097
		3,834,759
	SEMICONDUCTORS - 3.6%
3,343	Analog Devices, Inc.	307,289
1,665	ASML Holding NV	281,083
1,263	Broadcom Ltd.	299,849
3,024	KLA-Tencor Corp.	298,045
2,029	Lam Research Corp.	318,472
3,820	Microchip Technology, Inc.	286,500
7,064	Micron Technology, Inc. *	272,388
1,200	NVIDIA Corp.	196,116
3,371	NXP Semiconductors NV	281,040
16,798	STMicroelectronics NV - ADR	249,450
4,016	Xilinx, Inc.	371,400
		3,161,632
	SOFTWARE - 1.4%
4,954	Cerner Corp.	286,886
5,365	Gemalto NV	307,128
41,458	Sage Group PLC	307,539
49,025	Totvs SA	366,916
		1,268,469

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	SPECIALTY FINANCE - 1.8%
2,892	Fidelity National Information Services, Inc.	$312,191
3,882	Fiserv, Inc. *	307,183
11,714	Housing Development Finance Corp. Ltd.	334,301
3,230	Total System Services, Inc.	282,205
16,612	Western Union Co.	311,143
		1,547,023
	TECHNOLOGY SERVICES - 2.0%
3,890	Cognizant Technology Solutions Corp.	277,085
12,683	Experian PLC	308,515
30,978	Infosys Ltd.	296,668
4,202	Paychex, Inc.	297,334
10,189	Tata Consultancy Services Ltd.	287,747
2,632	Verisk Analytics, Inc. *	324,578
		1,791,927
	TELECOMMUNICATIONS - 0.6%
13,124	Eutelsat Communications SA	279,733
36,346	Mobile TeleSystems PJSC - ADR	269,324
		549,057
	TRANSPORTATION & LOGISTICS - 3.7%
1,368	Aeroports de Paris	265,949
33,114	Babcock International Group PLC	239,981
3,239	CH Robinson Worldwide, Inc.	299,057
4,252	Expeditors International of Washington, Inc.	323,535
3,546	Fraport AG Frankfurt Airport Services	260,731
15,546	Grupo Aeroportuario del Sureste SAB de CV	208,337
2,599	JB Hunt Transport Services, Inc.	276,430
2,800	Kansas City Southern	288,540
2,013	Kuehne + Nagel International AG	283,010
1,717	Norfolk Southern Corp.	293,161
50,662	Royal Mail PLC	206,718
1,918	Union Pacific Corp.	294,950
		3,240,399
	TRANSPORTATION EQUIPMENT - 0.6%
4,377	PACCAR, Inc.	272,337
17,360	Volvo AB	240,722
		513,059
	UTILITIES - 7.0%
344,490	Aboitiz Equity Ventures, Inc.	343,044
22,645	AES Corp.	350,771
22,575	AGL Energy Ltd.	310,090
11,541	CenterPoint Energy, Inc.	323,263
47,231	Cia de Saneamento Basico do Estado de Sao Paulo	344,103
159,705	Cia Energetica de Minas Gerais	523,859
6,620	CMS Energy Corp.	344,836
4,553	Dominion Energy, Inc.	339,199
3,946	Entergy Corp.	343,539
5,086	Eversource Energy	347,577

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	UTILITIES (continued) - 7.0%
8,523	FirstEnergy Corp.	$322,425
12,374	NiSource, Inc.	326,921
127,699	NTPC Ltd.	257,065
54,565	Origin Energy Ltd.	258,203
3,942	Pinnacle West Capital Corp.	352,257
10,710	PPL Corp.	327,619
9,067	SCANA Corp.	423,066
4,701	WEC Energy Group, Inc.	340,728
		6,178,565
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
6,992	Pentair PLC	298,558

	TOTAL COMMON STOCKS (Cost $88,709,104)	86,223,080

	PREFERRED STOCK - 0.5%
	INTEGRATED OILS - 0.5%
59,459	Petroleo Brasileiro SA * (Cost $254,408)	390,685

	TOTAL INVESTMENTS - 98.7% (Cost $88,963,512)	$86,613,765
	OTHER ASSETS LESS LIABILITIES - 1.3%	1,156,474
	NET ASSETS - 100.0%	$87,770,239

*	Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2018

Shares		Value
	COMMON STOCKS - 97.8%
	AEROSPACE & DEFENSE - 1.1%
2,435	AAR Corp.	$106,385
7,278	American Outdoor Brands Corp. *	88,646
1,739	Axon Enterprise, Inc. *	75,594
1,544	Barnes Group, Inc.	92,717
1,042	MSA Safety, Inc.	113,568
4,859	Triumph Group, Inc.	81,680
		558,590
	APPAREL & TEXTILE PRODUCTS - 1.0%
1,416	Albany International Corp.	102,462
981	Deckers Outdoor Corp. *	130,708
4,967	Fossil Group, Inc. *	96,012
3,046	Steven Madden Ltd.	98,173
2,862	Wolverine World Wide, Inc.	99,025
		526,380
	ASSET MANAGEMENT - 1.3%
3,317	Artisan Partners Asset Management, Inc.	90,322
3,068	Blucora, Inc. *	94,985
2,589	Cohen & Steers, Inc.	96,725
4,658	Federated Investors, Inc.	123,344
5,076	Kennedy-Wilson Holdings, Inc.	99,439
68,522	Och-Ziff Capital Management Group LLC	69,892
5,167	Waddell & Reed Financial, Inc.	105,200
		679,907
	AUTOMOTIVE - 1.3%
6,008	American Axle & Manufacturing Holdings, Inc. *	74,800
3,765	Cooper Tire & Rubber Co.	128,763
911	Cooper-Standard Holdings, Inc. *	66,612
5,663	Dana, Inc.	82,170
1,421	Dorman Products, Inc. *	124,849
2,356	Tenneco, Inc.	79,515
1,097	Visteon Corp. *	80,981
		637,690
	BANKING - 9.7%
2,325	Ameris Bancorp.	99,580
4,131	Associated Banc-Corp.	95,715
3,109	Axos Financial, Inc. *	97,001
5,582	Banc of California, Inc.	96,010
3,222	BancorpSouth Bank	99,205
1,754	Banner Corp.	105,240
7,796	Boston Private Financial Holdings, Inc.	98,931
8,590	Capitol Federal Financial, Inc.	120,604
2,592	Cathay General Bancorp.	102,565
2,758	Columbia Banking System, Inc.	112,195
1,806	Community Bank System, Inc.	118,582
4,660	CVB Financial Corp.	108,298

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	BANKING (continued) - 9.7%
2,253	FCB Financial Holdings, Inc. *	$89,309
12,354	First BanCorp. *	111,804
3,525	First Financial Bancorp.	98,418
1,858	First Financial Bankshares, Inc.	121,736
6,180	First Horizon National Corp.	101,908
2,490	First Interstate BancSystem, Inc.	108,141
4,111	First Midwest Bancorp, Inc.	96,979
3,523	Flagstar Bancorp, Inc. *	114,321
8,389	FNB Corp.	102,849
6,397	Fulton Financial Corp.	111,372
2,442	Great Western Bancorp, Inc.	91,135
2,226	Hancock Whitney Corp.	89,530
5,363	Hilltop Holdings, Inc.	104,793
6,617	Hope Bancorp, Inc.	100,578
1,370	IBERIABANK Corp.	102,408
2,488	International Bancshares Corp.	95,514
2,506	LegacyTexas Financial Group, Inc.	97,258
3,551	NBT Bancorp, Inc.	138,383
6,208	Northwest Bancshares, Inc.	111,309
5,669	Old National Bancorp.	106,180
1,708	Pinnacle Financial Partners, Inc.	97,954
4,490	Provident Financial Services, Inc.	115,303
2,562	Renasant Corp.	93,641
2,755	ServisFirst Bancshares, Inc.	108,464
3,504	Simmons First National Corp.	103,018
4,849	Sterling Bancorp.	93,586
4,333	TCF Financial Corp.	97,449
1,275	Texas Capital Bancshares, Inc.	76,067
3,503	Towne Bank/Portsmouth VA	100,221
3,152	Trustmark Corp.	101,936
2,654	Union Bankshares Corp.	93,952
3,835	United Community Banks, Inc.	99,135
9,381	Valley National Bancorp.	101,502
3,216	Washington Federal, Inc.	92,653
2,393	WesBanco, Inc.	104,048
1,847	Westamerica Bancorporation	116,730
		4,943,510
	BIOTECHNOLOGY & PHARMACEUTICAL - 6.0%
5,861	Acorda Therapeutics, Inc. *	119,740
1,873	Aerie Pharmaceuticals, Inc. *	74,714
8,441	Akorn, Inc. *	57,905
6,826	Alder Biopharmaceuticals, Inc. *	91,332
4,714	Amneal Pharmaceuticals, Inc. *	83,485
7,461	Array BioPharma, Inc. *	118,854
791	Bluebird Bio, Inc. *	97,206
1,753	Cambrex Corp. *	83,846

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 6.0%
3,357	Clovis Oncology, Inc. *	$57,774
6,852	Coherus Biosciences, Inc. *	75,783
1,604	Eagle Pharmaceuticals, Inc. *	80,842
7,994	Five Prime Therapeutics, Inc. *	102,643
6,010	Halozyme Therapeutics, Inc. *	99,225
5,776	Horizon Pharma PLC *	115,404
7,349	Innoviva, Inc. *	134,193
938	Intercept Pharmaceuticals, Inc. *	104,034
6,236	Ironwood Pharmaceuticals, Inc. *	86,182
10,029	Lexicon Pharmaceuticals, Inc. *	81,235
412	Ligand Pharmaceuticals, Inc. *	65,001
3,360	Medicines Co. *	74,357
4,118	Momenta Pharmaceuticals, Inc. *	48,757
45,776	Ophthotech Corp. *	85,143
2,187	Pacira Pharmaceuticals, Inc. *	105,698
4,063	Portola Pharmaceuticals, Inc. *	88,776
2,941	Prestige Brands Holdings, Inc. *	114,170
7,741	Prothena Corp PLC *	92,969
2,327	Puma Biotechnology, Inc. *	54,079
6,361	Radius Health, Inc. *	106,038
773	Sage Therapeutics, Inc. *	89,119
721	Sarepta Therapeutics, Inc. *	93,348
1,964	Spark Therapeutics, Inc. *	82,743
2,228	Supernus Pharmaceuticals, Inc. *	105,652
3,814	Theravance Biopharma, Inc. *	105,305
1,245	Ultragenyx Pharmaceutical, Inc. *	66,819
		3,042,371
	CHEMICALS - 3.2%
3,139	AdvanSix, Inc. *	90,121
1,766	Cabot Corp.	86,887
4,116	GCP Applied Technologies, Inc. *	112,367
1,977	HB Fuller Co.	95,370
1,088	Ingevity Corp. *	106,635
1,416	Innospec, Inc.	104,416
6,527	Kronos Worldwide, Inc.	80,739
1,611	Minerals Technologies, Inc.	90,667
2,501	PolyOne Corp.	84,084
556	Quaker Chemical Corp.	114,669
4,218	Sensient Technologies Corp.	271,049
1,250	Stepan Co.	101,025
1,520	Trinseo SA	76,805
3,610	Univar, Inc. *	78,193
638	WD-40 Co.	111,446
		1,604,473

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	COMMERCIAL SERVICES - 2.3%
3,322	ABM Industries, Inc.	$105,241
2,501	Brady Corp.	108,943
1,949	Deluxe Corp.	98,132
1,539	FTI Consulting, Inc. *	108,115
2,602	Healthcare Services Group, Inc.	122,814
3,418	HMS Holdings Corp. *	122,159
948	Insperity, Inc.	94,838
2,240	Korn/Ferry International	109,693
5,107	Quad/Graphics, Inc.	83,653
2,024	TriNet Group, Inc. *	92,922
636	UniFirst Corp.	98,205
		1,144,715
	CONSTRUCTION MATERIALS - 0.9%
2,505	Apogee Enterprises, Inc.	91,307
4,000	Louisiana-Pacific Corp.	91,440
5,877	Summit Materials, Inc. *	85,216
1,387	Trex Co., Inc. *	88,394
3,013	Universal Forest Products, Inc.	83,340
		439,697
	CONSUMER PRODUCTS - 3.2%
3,733	B&G Foods, Inc.	113,222
2,246	Cal-Maine Foods, Inc.	104,933
2,881	Central Garden & Pet Co. *	97,522
3,576	Clearwater Paper Corp.	110,177
620	Coca-Cola Bottling Co. Consolidated	131,762
5,877	Darling Ingredients, Inc. *	128,589
14,908	Dean Foods Co.	75,136
1,738	Energizer Holdings, Inc.	77,915
5,779	Flowers Foods, Inc.	114,366
3,136	Fresh Del Monte Produce, Inc.	105,526
752	J&J Snack Foods Corp.	117,966
1,343	Nu Skin Enterprises, Inc.	88,598
4,980	Revlon, Inc. *	124,450
1,052	Sanderson Farms, Inc.	119,044
3,857	Tootsie Roll Industries, Inc.	135,034
		1,644,240
	CONSUMER SERVICES - 1.1%
1,432	2U, Inc. *	83,614
2,051	Aaron’s, Inc.	95,987
2,395	Adtalem Global Education, Inc. *	138,287
996	Grand Canyon Education, Inc. *	121,871
2,215	Matthews International Corp.	93,318
		533,077
	CONTAINERS & PACKAGING - 0.6%
2,258	Bemis Co., Inc.	110,100
1,934	Greif, Inc.	99,156

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	CONTAINERS & PACKAGING (continued) - 0.6%
4,030	Silgan Holdings, Inc.	$103,773
		313,029
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.7%
2,401	Fabrinet *	126,605
1,788	Plexus Corp. *	109,140
1,292	SYNNEX Corp.	104,316
		340,061
	DISTRIBUTORS - CONSUMER STAPLES - 0.1%
3,464	United Natural Foods, Inc. *	74,857

	DISTRIBUTORS - DISCRETIONARY - 0.2%
2,338	G-III Apparel Group Ltd. *	93,707

	ELECTRICAL EQUIPMENT - 1.6%
2,839	AAON, Inc.	107,740
1,543	Belden, Inc.	86,069
1,896	Generac Holdings, Inc. *	107,920
1,682	Itron, Inc. *	91,097
541	Littelfuse, Inc.	103,520
1,752	Orbotech Ltd. *	101,651
1,394	OSI Systems, Inc. *	100,926
1,373	Watts Water Technologies, Inc.	101,272
		800,195
	ENGINEERING & CONSTRUCTION SERVICES - 1.2%
1,337	Dycom Industries, Inc. *	88,590
2,188	Exponent, Inc.	110,100
2,447	Granite Construction, Inc.	123,892
5,203	KBR, Inc.	96,620
2,429	MasTec, Inc. *	109,524
1,793	TopBuild Corp. *	91,353
		620,079
	FOREST & PAPER PRODUCTS - 0.4%
2,050	Domtar Corp.	89,339
1,258	Neenah Paper, Inc.	86,651
		175,990
	GAMING, LODGING & RESTAURANTS - 1.5%
2,087	Cheesecake Factory, Inc.	98,486
1,327	DineEquity, Inc.	118,342
5,577	Extended Stay America, Inc.	101,501
1,243	Jack in the Box, Inc.	110,242
2,381	Papa John’s International, Inc.	114,264
1,601	Texas Roadhouse, Inc.	105,714
6,192	Wendy’s Co.	111,022
		759,571

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	HARDWARE - 3.0%
5,748	3D Systems Corp. *	$71,160
3,520	Ciena Corp. *	114,822
23,225	Diebold Nixdorf, Inc.	75,946
3,251	Electronics For Imaging, Inc. *	89,988
19,491	Fitbit, Inc. *	107,395
16,564	GoPro, Inc. *	84,145
1,326	InterDigital, Inc.	99,795
7,044	Knowles Corp. *	107,351
1,776	Lumentum Holdings, Inc. *	78,979
1,707	NETGEAR, Inc. *	94,568
4,243	NetScout Systems, Inc. *	113,628
15,050	Pitney Bowes, Inc.	127,022
1,817	Plantronics, Inc.	83,164
4,184	Pure Storage, Inc. *	79,119
9,745	Viavi Solutions, Inc. *	98,814
9,983	Wesco Aircraft Holdings, Inc. *	95,038
		1,520,934
	HEALTHCARE FACILITIES - SERVICES - 2.6%
3,064	Acadia Healthcare Co., Inc. *	104,084
908	Amedisys, Inc. *	123,715
11,669	Brookdale Senior Living, Inc. *	99,770
2,563	Catalent, Inc. *	101,623
857	Charles River Laboratories International, Inc. *	115,566
349	Chemed Corp.	110,556
1,196	HealthEquity, Inc. *	106,073
1,520	Magellan Health, Inc. *	82,870
6,546	Owens & Minor, Inc.	49,946
2,524	Premier, Inc. *	100,102
5,907	Select Medical Holdings Corp. *	114,478
2,302	Syneos Health, Inc. *	119,059
3,860	Tenet Healthcare Corp. *	100,630
		1,328,472
	HOME & OFFICE PRODUCTS - 1.4%
1,587	Armstrong World Industries, Inc. *	106,313
2,491	HNI Corp.	96,028
1,060	iRobot Corp. *	101,124
2,632	Meritage Homes Corp. *	100,674
5,760	Taylor Morrison Home Corp. *	97,402
8,345	TRI Pointe Group, Inc. *	104,146
3,321	Tupperware Brands Corp.	126,065
		731,752
	INDUSTRIAL SERVICES - 0.6%
1,543	Anixter International, Inc. *	98,690
1,398	Applied Industrial Technologies, Inc.	91,192
1,883	WESCO International, Inc. *	100,571
		290,453

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,392	Houlihan Lokey, Inc.	$101,182

	INSURANCE - 2.5%
3,043	American Equity Investment Life Holding Co.	103,858
1,798	Argo Group International Holdings Ltd.	124,637
2,587	Aspen Insurance Holdings Ltd.	108,292
1,366	FBL Financial Group, Inc.	96,071
2,394	Horace Mann Educators Corp.	96,430
1,461	Kemper Corp.	111,182
36,440	Maiden Holdings Ltd.	92,193
3,992	National General Holdings Corp.	105,988
1,653	Navigators Group, Inc.	114,834
917	Primerica, Inc.	109,013
1,411	RLI Corp.	106,982
1,768	Selective Insurance Group, Inc.	117,342
		1,286,822
	IRON & STEEL - 1.1%
24,112	AK Steel Holding Corp. *	74,265
3,835	Allegheny Technologies, Inc.	100,707
1,888	Carpenter Technology Corp.	81,335
8,896	Cleveland-Cliffs, Inc. *	82,555
5,410	Commercial Metals Co.	104,251
2,335	Worthington Industries, Inc.	96,715
		539,828
	LEISURE PRODUCTS - 0.3%
4,694	Callaway Golf Co.	80,408
6,565	Vista Outdoor, Inc. *	74,841
		155,249
	LISTED BUSINESS DEVELOPMENT COMPANIES - 0.2%
2,847	Main Street Capital Corporation	108,898

	MACHINERY - 2.4%
3,749	Actuant Corp.	95,974
1,176	Alamo Group, Inc.	97,385
2,158	Astec Industries, Inc.	76,976
2,430	Franklin Electric Co., Inc.	109,958
2,209	Hillenbrand, Inc.	97,881
1,826	ITT, Inc.	101,252
927	John Bean Technologies Corp.	76,515
2,465	Kennametal, Inc.	103,086
9,153	Mueller Water Products, Inc.	96,381
1,298	Regal Beloit Corp.	101,478
3,689	Rexnord Corp. *	104,436
2,671	Terex Corp.	88,303
5,028	Welbilt, Inc. *	69,487
		1,219,112

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	MANUFACTURED GOODS - 1.4%
2,120	AZZ, Inc.	$101,209
1,507	EnPro Industries, Inc.	106,063
2,399	Gibraltar Industries, Inc. *	86,748
703	Proto Labs, Inc. *	90,469
730	RBC Bearings, Inc. *	111,705
2,145	Timken Co.	86,122
786	Valmont Industries, Inc.	102,604
		684,920
	MEDIA - 1.5%
129	Cable One, Inc.	116,008
19,145	Clear Channel Outdoor Holdings, Inc.	97,831
6,826	EW Scripps Co.	120,342
819	GrubHub, Inc. *	64,120
1,885	John Wiley & Sons, Inc.	104,222
1,339	Nexstar Media Group, Inc.	110,655
1,596	Shutterfly, Inc. *	79,784
485	Stamps.com, Inc. *	83,158
		776,120
	MEDICAL EQUIPMENT & DEVICES - 4.1%
1,609	Avanos Medical, Inc. *	76,765
1,119	Catalent Inc. *	96,100
1,417	Exact Sciences Corp. *	110,498
1,557	Genomic Health, Inc. *	123,081
1,978	Globus Medical, Inc. *	95,518
979	Haemonetics Corp. *	105,027
1,179	Hill-Rom Holdings, Inc.	114,316
406	ICU Medical, Inc. *	97,639
437	Inogen, Inc. *	64,396
1,076	Insulet Corp. *	90,309
1,673	Integra LifeSciences Holdings Corp. *	89,723
887	LivaNova PLC *	89,755
898	Masimo Corp. *	99,157
1,803	Merit Medical Systems, Inc. *	113,679
18,308	MiMedx Group, Inc. *	55,107
2,351	Myriad Genetics, Inc. *	75,796
2,956	Natus Medical, Inc. *	104,583
1,245	Neogen Corp. *	80,751
1,614	NuVasive, Inc. *	102,796
3,957	NxStage Medical, Inc. *	111,746
725	Penumbra, Inc. *	100,934
3,739	Varex Imaging Corp. *	98,523
		2,096,199
	METALS & MINING - 0.7%
19,735	Coeur Mining, Inc. *	77,953
1,641	Compass Minerals International, Inc.	82,214
37,397	Hecla Mining Co.	89,005

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	METALS & MINING (continued) - 0.7%
993	Kaiser Aluminum Corp.	$97,046
		346,218
	OIL, GAS & COAL - 6.1%
5,514	Alliance Resource Partners LP	108,350
9,053	Callon Petroleum Co. *	77,403
4,197	Carrizo Oil & Gas, Inc. *	71,811
3,092	Crestwood Equity Partners LP	91,832
2,711	CVR Energy, Inc.	102,313
6,207	Dominion Energy Midstream Partners LP	115,326
2,191	Dril-Quip, Inc. *	86,019
8,642	Enerplus Corp.	83,222
6,812	EnLink Midstream LLC	77,861
2,034	EQT Midstream Partners LP	96,940
10,029	Forum Energy Technologies, Inc. *	67,094
13,148	Frank’s International NV	96,638
9,956	Gulfport Energy Corp. *	84,825
3,388	Holly Energy Partners LP	95,304
11,753	Kosmos Energy Ltd. *	63,231
5,999	McDermott International, Inc. *	52,251
5,803	MRC Global, Inc. *	91,281
1,275	Murphy USA, Inc. *	103,301
16,354	Nabors Industries Ltd.	52,823
10,029	NGL Energy Partners LP	93,069
15,560	Noble Corp PLC	64,885
6,543	NOW, Inc. *	88,265
8,341	Oasis Petroleum, Inc. *	59,555
3,984	Oceaneering International, Inc.	66,891
3,324	Oil States International, Inc .*	74,524
2,273	PBF Energy, Inc.	87,920
9,654	QEP Resources, Inc.	77,522
5,253	SemGroup Corp.	85,256
3,454	SM Energy Co.	70,462
7,305	Summit Midstream Partners LP	89,778
3,903	Sunoco LP	109,128
11,447	Superior Energy Services, Inc.	62,386
5,489	US Silica Holdings, Inc.	77,889
3,043	Valero Energy Partners LP	128,019
2,609	Viper Energy Partners LP	78,348
2,162	Whiting Petroleum Corp. *	65,444
3,853	World Fuel Services Corp.	99,369
		3,096,535
	PASSENGER TRANSPORTATION - 0.4%
870	Allegiant Travel Co.	116,937
1,911	SkyWest, Inc.	110,227
		227,164

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	REAL ESTATE - 6.8%
3,879	Acadia Realty Trust	$111,211
2,994	American Assets Trust, Inc.	124,610
6,932	Brandywine Realty Trust	98,920
6,460	CareTrust REIT, Inc.	129,329
26,019	CBL & Associates Properties, Inc.	67,910
3,386	Chesapeake Lodging Trust	100,124
4,950	Columbia Property Trust, Inc.	106,277
4,691	CoreCivic, Inc.	102,967
986	CoreSite Realty Corp.	96,096
3,797	Corporate Office Properties Trust	92,913
12,334	Cousins Properties, Inc.	104,222
8,951	DiamondRock Hospitality Co.	94,344
3,520	First Industrial Realty Trust, Inc.	112,851
4,428	GEO Group, Inc.	102,907
6,771	Kite Realty Group Trust	111,789
13,371	Lexington Realty Trust	117,397
2,539	LTC Properties, Inc.	117,911
5,315	Mack-Cali Realty Corp.	115,123
5,553	Outfront Media, Inc.	115,391
3,029	Pebblebrook Hotel Trust	105,773
6,668	Physicians Realty Trust	118,757
5,770	Piedmont Office Realty Trust, Inc.	106,918
2,570	PotlatchDeltic Corp.	95,347
2,568	QTS Realty Trust, Inc.	104,235
3,248	Rayonier, Inc.	102,734
3,497	Rexford Industrial Realty, Inc.	114,142
4,875	RLJ Lodging Trust	99,157
1,328	Ryman Hospitality Properties, Inc.	98,418
5,027	Sabra Health Care REIT, Inc.	96,971
4,886	Select Income REIT	94,300
3,985	STAG Industrial, Inc.	106,758
3,703	Washington Real Estate Investment Trust	99,833
4,660	Xenia Hotels & Resorts, Inc.	94,691
		3,460,326
	RECREATION FACILITIES & SERVICES - 0.4%
3,695	SeaWorld Entertainment, Inc.	105,234
6,459	St Joe Co. *	96,885
		202,119
	RETAIL - CONSUMER STAPLES - 1.0%
2,553	Big Lots, Inc.	111,209
883	Five Below, Inc. *	92,530
1,324	PriceSmart, Inc.	88,562
3,995	Sprouts Farmers Market, Inc. *	91,965
2,438	Weis Markets, Inc.	111,660
		495,926

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	RETAIL - DISCRETIONARY - 2.6%
7,140	Builders FirstSource, Inc. *	$96,604
12,674	Chico’s FAS, Inc.	68,440
849	Children’s Place, Inc.	110,064
1,435	Dillard’s, Inc.	99,575
3,377	DSW, Inc.	93,678
1,338	FirstCash, Inc.	119,149
2,513	Genesco, Inc. *	104,943
1,292	Lithia Motors, Inc.	107,055
1,573	Monro, Inc.	127,916
8,082	Party City Holdco, Inc. *	96,580
822	RH *	95,467
6,046	Sally Beauty Holdings, Inc. *	127,631
804	Wayfair, Inc. *	85,385
		1,332,487
	SEMICONDUCTORS - 4.4%
2,042	Advanced Energy Industries, Inc. *	96,056
14,125	Amkor Technology, Inc. *	96,756
3,391	Brooks Automation, Inc.	102,951
1,050	Cabot Microelectronics Corp.	112,854
2,698	Cirrus Logic, Inc. *	101,013
590	Coherent, Inc. *	81,514
2,726	Cree, Inc. *	120,326
3,653	Entegris, Inc.	107,398
2,299	II-VI, Inc. *	86,029
3,041	Inphi Corp. *	121,305
2,347	Integrated Device Technology, Inc. *	112,515
5,464	MaxLinear, Inc. *	111,466
1,434	Mellanox Technologies Ltd. *	133,118
12,413	Oclaro, Inc. *	100,173
1,622	Power Integrations, Inc.	102,770
9,797	Rambus, Inc. *	85,430
1,939	Semtech Corp. *	103,426
1,158	Silicon Laboratories, Inc. *	102,332
2,074	Silicon Motion Technology Corp. - ADR	74,394
2,322	Synaptics, Inc. *	89,304
5,119	Vishay Intertechnology, Inc.	106,731
7,404	Xperi Corp.	104,396
		2,252,257
	SOFTWARE - 5.0%
3,887	ACI Worldwide, Inc. *	112,257
7,698	Allscripts Healthcare Solutions, Inc. *	78,597
1,053	Blackbaud, Inc.	77,132
1,555	Bottomline Technologies de, Inc. *	85,634
4,633	Box, Inc. *	87,054
1,613	CommVault Systems, Inc. *	95,070
1,915	Cornerstone OnDemand, Inc. *	104,597

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	SOFTWARE (continued) - 5.0%
1,900	Envestnet, Inc. *	$103,816
4,047	Evolent Health, Inc. *	104,008
6,883	FireEye, Inc. *	137,729
742	HubSpot, Inc. *	103,160
10,561	Inovalon Holdings, Inc. *	140,461
2,162	LiveRamp Holdings, Inc. *	102,263
1,271	LogMeIn, Inc.	117,224
749	MicroStrategy, Inc. *	97,100
1,146	New Relic, Inc. *	99,920
1,574	Omnicell, Inc. *	121,560
712	Paycom Software, Inc. *	94,532
1,366	Paylocity Holding Corp. *	91,631
1,764	Pegasystems, Inc.	95,238
2,622	Progress Software Corp.	92,190
1,406	Qualys, Inc. *	110,737
1,734	RealPage, Inc. *	89,440
8,370	TiVo Corp.	82,863
2,237	Verint Systems, Inc. *	101,627
		2,525,840
	SPECIALTY FINANCE - 2.0%
5,265	Aircastle Ltd.	98,192
5,777	Apollo Commercial Real Estate Finance, Inc.	109,416
3,330	Cardtronics PLC *	108,025
1,183	Ellie Mae, Inc. *	79,580
1,285	Green Dot Corp. *	107,092
6,743	Invesco Mortgage Capital, Inc.	105,326
8,499	MGIC Investment Corp. *	99,523
1,833	Nelnet, Inc.	99,807
2,973	PRA Group, Inc. *	90,736
2,062	Walker & Dunlop, Inc.	97,388
		995,085
	TECHNOLOGY SERVICES - 1.4%
586	CACI International, Inc. *	96,637
1,681	ExlService Holdings, Inc. *	97,431
1,775	ManTech International Corp.	99,932
1,503	Medidata Solutions, Inc.*	116,047
7,422	NIC, Inc.	96,486
6,649	Travelport Worldwide Ltd.	101,597
2,758	WageWorks, Inc. *	91,924
		700,054
	TELECOMMUNICATIONS - 1.5%
5,143	8x8, Inc. *	101,369
2,031	Cogent Communications Holdings, Inc.	98,483
8,488	Consolidated Communications Holdings, Inc.	116,795
1,218	RingCentral, Inc. *	100,972
3,677	Telephone & Data Systems, Inc.	131,379

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	TELECOMMUNICATIONS (continued) - 1.5%
2,530	United States Cellular Corp. *	$141,326
7,959	Vonage Holdings Corp. *	84,286
		774,610
	TRANSPORTATION & LOGISTICS - 1.6%
1,623	Forward Air Corp.	105,949
5,546	Heartland Express, Inc.	115,080
2,339	Hub Group, Inc. *	103,945
3,175	Knight-Swift Transportation Holdings, Inc.	110,046
910	Landstar System, Inc.	99,263
2,524	Mobile Mini, Inc.	102,020
2,710	Navistar International Corp. *	86,828
3,127	Werner Enterprises, Inc.	105,880
		829,011
	UTILITIES - 4.4%
1,399	ALLETE, Inc.	113,851
1,869	American States Water Co.	125,372
2,173	Avista Corp.	113,039
1,857	Black Hills Corp.	122,952
2,688	California Water Service Group	122,895
5,593	Clearway Energy, Inc.	102,128
1,862	El Paso Electric Co.	103,062
3,194	Hawaiian Electric Industries, Inc.	122,394
1,777	MGE Energy, Inc.	117,442
2,388	New Jersey Resources Corp.	115,890
2,387	NextEra Energy Partners LP	111,473
1,608	Northwest Natural Gas Co.	106,659
1,894	NorthWestern Corp.	121,140
1,345	ONE Gas, Inc.	114,446
2,002	Ormat Technologies, Inc.	112,292
2,296	Otter Tail Corp.	112,320
5,461	Pattern Energy Group, Inc.	112,988
3,074	South Jersey Industries, Inc.	95,909
4,488	Suburban Propane Partners LP	104,840
9,142	TerraForm Power, Inc. *	105,133
		2,256,225

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.8%
1,579	Clean Harbors, Inc. *	$101,893
6,342	Covanta Holding Corp.	105,024
1,643	ESCO Technologies, Inc.	115,470
1,597	Tetra Tech, Inc.	97,353
		419,740

	TOTAL COMMON STOCKS (Cost $51,154,443)	49,685,677

	TOTAL INVESTMENTS - 97.8% (Cost $51,154,443)	$49,685,677
	OTHER ASSETS LESS LIABILITIES - 2.2%	1,102,551
	NET ASSETS - 100.0%	$50,788,228

*	Non - Income producing security

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.5%
	AEROSPACE & DEFENSE - 3.0%
550,000	General Dynamics Corp.	2.125	8/15/2026	$491,535
737,000	General Dynamics Corp.	2.250	11/15/2022	708,124
299,000	General Dynamics Corp.	3.875	7/15/2021	302,758
20,000	Harris Corp.	3.832	4/27/2025	19,439
100,000	L3 Technologies, Inc.	4.950	2/15/2021	102,322
100,000	L3 Technologies, Inc.	3.850	12/15/2026	96,329
				1,720,507
	APPAREL & TEXTILE PRODUCTS - 0.7%
391,000	VF Corp.	3.500	9/1/2021	391,428

	AUTO PARTS MANUFACTURING - 0.7%
414,000	Aptiv PLC	4.250	1/15/2026	404,997

	BANKS - 0.5%
269,000	People’s United Financial, Inc.	3.650	12/6/2022	266,734

	BIOTECHNOLOGY - 2.5%
414,000	Celgene Corp.	2.250	5/15/2019	412,340
437,000	Celgene Corp.	3.950	10/15/2020	441,289
462,000	Celgene Corp.	3.625	5/15/2024	448,486
125,000	Celgene Corp.	3.875	8/15/2025	120,083
				1,422,198
	CHEMICALS - 2.0%
250,000	LyondellBasell Industries NV	5.000	4/15/2019	250,431
250,000	LyondellBasell Industries NV	6.000	11/15/2021	262,872
275,000	LyondellBasell Industries NV	5.750	4/15/2024	293,881
341,000	PPG Industries, Inc.	3.600	11/15/2020	342,551
				1,149,735
	CONSUMER FINANCE - 1.3%
480,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	492,099
275,000	Fiserv, Inc.	3.500	10/1/2022	271,509
				763,608
	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	59,757

	CONTAINERS & PACKAGING - 2.1%
437,000	Bemis Co., Inc.	6.800	8/1/2019	446,808
275,000	International Paper Co.	3.650	6/15/2024	273,033
532,000	International Paper Co.	3.000	2/15/2027	479,844
				1,199,685
	DEPARTMENT STORES - 0.2%
100,000	Kohl’s Corp.	4.250	7/17/2025	98,142

	ELECTRICAL EQUIPMENT MANUFACTURING - 2.1%
369,000	Amphenol Corp.	2.550	1/30/2019	368,626
437,000	Amphenol Corp.	4.000	2/1/2022	443,253
407,000	Roper Technologies, Inc.	3.800	12/15/2026	390,180
				1,202,059

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 7.4%
562,000	ConocoPhillips Co.	2.400	12/15/2022	$539,167
562,000	ConocoPhillips Co.	3.350	11/15/2024	551,929
537,000	EOG Resources, Inc.	5.625	6/1/2019	542,885
100,000	EOG Resources, Inc.	2.450	4/1/2020	98,708
462,000	EOG Resources, Inc.	2.625	3/15/2023	440,464
135,000	EOG Resources, Inc.	4.150	1/15/2026	136,145
345,000	Noble Energy, Inc.	3.900	11/15/2024	330,315
437,000	Occidental Petroleum Corp.	4.100	2/1/2021	443,147
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	96,736
562,000	Occidental Petroleum Corp.	2.700	2/15/2023	538,513
582,000	Occidental Petroleum Corp.	3.400	4/15/2026	561,813
				4,279,822
	FINANCIAL SERVICES - 3.0%
300,000	Cboe Global Markets, Inc.	3.650	1/12/2027	288,183
322,000	Invesco Finance PLC	4.000	1/30/2024	319,117
445,000	Nasdaq, Inc.	5.550	1/15/2020	455,968
139,000	Nasdaq, Inc.	4.250	6/1/2024	139,362
552,000	Nasdaq, Inc.	3.850	6/30/2026	531,298
				1,733,928
	FOOD & BEVERAGE - 3.7%
100,000	JM Smucker Co.	2.500	3/15/2020	98,739
100,000	JM Smucker Co.	3.500	10/15/2021	99,185
100,000	JM Smucker Co.	3.500	3/15/2025	95,126
552,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	512,077
552,000	Keurig Dr Pepper, Inc.	3.430	6/15/2027	500,824
413,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	418,981
439,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	443,074
				2,168,006
	HEALTHCARE FACILITIES & SERVICES - 4.0%
414,000	AmerisourceBergen Corp.	3.500	11/15/2021	411,692
462,000	AmerisourceBergen Corp.	3.400	5/15/2024	443,530
322,000	AmerisourceBergen Corp.	3.250	3/1/2025	303,749
514,000	Express Scripts Holding Co.	3.900	2/15/2022	514,738
125,000	Express Scripts Holding Co.	4.500	2/25/2026	126,263
582,000	Express Scripts Holding Co.	3.400	3/1/2027	536,248
				2,336,220
	HOME IMPROVEMENT- 0.7%
414,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	413,039

	INDUSTRIAL OTHER - 0.9%
552,000	Fluor Corp.	3.500	12/15/2024	533,950

	LIFE INSURANCE - 0.7%
391,000	Unum Group	5.625	9/15/2020	403,816

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 4.7%
192,000	Caterpillar Financial Services Corp.	7.150	2/15/2019	$193,474
437,000	Dover Corp.	4.300	3/1/2021	445,191
215,000	Illinois Tool Works, Inc.	1.950	3/1/2019	214,559
446,000	Illinois Tool Works, Inc.	6.250	4/1/2019	450,851
350,000	Illinois Tool Works, Inc.	2.650	11/15/2026	320,133
138,000	John Deere Capital Corp.	1.950	3/4/2019	137,699
552,000	John Deere Capital Corp.	3.050	1/6/2028	517,215
462,000	Parker-Hannifin Corp.	3.300	11/21/2024	452,284
20,000	Pentair Finance SA	2.650	12/1/2019	19,857
				2,751,263
	MASS MERCHANTS - 0.3%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	189,573

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.4%
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	143,483
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	117,904
				261,387
	METALS & MINING - 0.6%
316,000	Newmont Mining Corp.	5.125	10/1/2019	320,882

	OIL & GAS SERVICES & EQUIPMENT - 1.8%
562,000	Halliburton Co.	3.800	11/15/2025	537,659
562,000	National Oilwell Varco, Inc.	2.600	12/1/2022	529,682
				1,067,341
	PHARMACEUTICALS - 2.5%
322,000	AbbVie, Inc.	2.300	5/14/2021	311,504
545,000	AbbVie, Inc.	2.850	5/14/2023	519,978
125,000	AbbVie, Inc.	3.600	5/14/2025	119,410
562,000	AbbVie, Inc.	3.200	5/14/2026	517,353
				1,468,245
	PIPELINE - 3.3%
40,000	Kinder Morgan Energy Partners LP	9.000	2/1/2019	40,359
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	67,373
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	143,441
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	99,141
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	38,696
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	122,242
462,000	ONEOK Partners LP	4.900	3/15/2025	467,621
437,000	Williams Partners LP	5.250	3/15/2020	444,991
100,000	Williams Partners LP	3.350	8/15/2022	97,011
125,000	Williams Partners LP	4.300	3/4/2024	123,529
160,000	Williams Partners LP	3.900	1/15/2025	154,597
145,000	Williams Partners LP	4.000	9/15/2025	139,601
				1,938,602
	RAILROAD - 4.8%
360,000	Norfolk Southern Corp.	3.250	12/1/2021	357,671
414,000	Norfolk Southern Corp.	3.000	4/1/2022	407,410
117,000	Norfolk Southern Corp.	3.850	1/15/2024	117,124
447,000	Norfolk Southern Corp.	2.900	6/15/2026	417,545

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RAILROAD (continued) - 4.8%
537,000	Union Pacific Corp.	4.000	2/1/2021	$543,038
462,000	Union Pacific Corp.	3.646	2/15/2024	458,853
195,000	Union Pacific Corp.	3.750	3/15/2024	194,723
125,000	Union Pacific Corp.	2.750	3/1/2026	115,343
183,000	Union Pacific Corp.	3.000	4/15/2027	169,868
				2,781,575
	REAL ESTATE - 17.1%
286,000	American Tower Corp.	3.400	2/15/2019	286,080
100,000	American Tower Corp.	3.125	1/15/2027	90,199
437,000	AvalonBay Communities, Inc.	2.950	9/15/2022	427,235
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	38,681
74,000	Boston Properties LP	5.875	10/15/2019	75,286
173,000	Boston Properties LP	5.625	11/15/2020	178,999
537,000	Boston Properties LP	4.125	5/15/2021	542,133
552,000	Boston Properties LP	2.750	10/1/2026	494,673
437,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	429,855
100,000	Crown Castle International Corp.	5.250	1/15/2023	103,580
349,000	ERP Operating LP	4.625	12/15/2021	358,610
207,000	ERP Operating LP	3.000	4/15/2023	201,701
43,000	HCP, Inc.	4.000	12/1/2022	42,602
437,000	Kimco Realty Corp.	3.400	11/1/2022	425,598
100,000	Kimco Realty Corp.	2.700	3/1/2024	93,119
437,000	Prologis LP	4.250	8/15/2023	449,498
437,000	Prologis LP	3.750	11/1/2025	433,619
100,000	Realty Income Corp.	3.000	1/15/2027	91,148
100,000	Simon Property Group LP	2.200	2/1/2019	99,837
100,000	Simon Property Group LP	4.375	3/1/2021	101,767
437,000	Simon Property Group LP	2.500	7/15/2021	425,956
509,000	Simon Property Group LP	4.125	12/1/2021	516,909
230,000	Simon Property Group LP	2.750	2/1/2023	221,639
422,000	Simon Property Group LP	3.750	2/1/2024	419,369
537,000	Ventas Realty LP	4.250	3/1/2022	544,817
437,000	Ventas Realty LP	3.750	5/1/2024	426,488
437,000	Ventas Realty LP	3.500	2/1/2025	416,045
10,000	Ventas Realty LP	4.125	1/15/2026	9,793
207,000	Ventas Realty LP	3.250	10/15/2026	190,295
391,000	Welltower, Inc.	4.125	4/1/2019	391,288
100,000	Welltower, Inc.	6.125	4/15/2020	103,184
414,000	Welltower, Inc.	4.950	1/15/2021	422,653
437,000	Welltower, Inc.	4.500	1/15/2024	444,080
437,000	Welltower, Inc.	4.000	6/1/2025	425,002
				9,921,738
	REFINING & MARKETING - 3.5%
462,000	Marathon Petroleum Corp.	3.625	9/15/2024	443,898
537,000	Phillips 66	4.300	4/1/2022	545,777
514,000	Valero Energy Corp.	6.125	2/1/2020	528,767
552,000	Valero Energy Corp.	3.400	9/15/2026	503,355
				2,021,797

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 7.9%
280,000	AutoZone, Inc.	4.000	11/15/2020	$282,323
150,000	AutoZone, Inc.	2.500	4/15/2021	146,168
462,000	AutoZone, Inc.	3.125	7/15/2023	447,399
552,000	AutoZone, Inc.	3.125	4/21/2026	508,423
400,000	AutoZone, Inc.	3.750	6/1/2027	379,337
514,000	Lowe’s Companies, Inc.	4.625	4/15/2020	520,539
322,000	Lowe’s Companies, Inc.	3.750	4/15/2021	324,724
437,000	Lowe’s Companies, Inc.	3.800	11/15/2021	441,830
437,000	Lowe’s Companies, Inc.	3.120	4/15/2022	432,245
347,000	Lowe’s Companies, Inc.	3.125	9/15/2024	338,001
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	140,732
532,000	Lowe’s Companies, Inc.	2.500	4/15/2026	484,001
125,000	Lowe’s Companies, Inc.	3.100	5/3/2027	117,889
44,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	45,082
				4,608,693
	RETAIL - CONSUMER STAPLES - 2.5%
437,000	Sysco Corp.	2.600	6/12/2022	421,154
437,000	Sysco Corp.	3.750	10/1/2025	424,402
557,000	Sysco Corp.	3.300	7/15/2026	525,157
100,000	Sysco Corp.	3.250	7/15/2027	93,064
				1,463,777
	SEMICONDUCTORS - 2.6%
439,000	Analog Devices, Inc.	3.900	12/15/2025	428,496
687,000	Broadcom Corp.	2.375	1/15/2020	678,075
200,000	Broadcom Corp.	3.875	1/15/2027	180,267
230,000	Lam Research Corp.	3.800	3/15/2025	225,537
				1,512,375
	UTILITIES - 10.9%
276,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	279,451
250,000	Dominion Energy, Inc.	1.875	1/15/2019	249,625
250,000	Dominion Energy, Inc. +	2.962	7/1/2019	249,152
437,000	Dominion Energy, Inc.	5.200	8/15/2019	442,703
100,000	Dominion Energy, Inc. +	2.579	7/1/2020	98,366
250,000	Dominion Energy, Inc.	4.450	3/15/2021	253,426
482,000	Dominion Energy, Inc.	3.625	12/1/2024	470,867
462,000	Dominion Energy, Inc.	3.900	10/1/2025	451,194
230,000	Entergy Texas, Inc.	7.125	2/1/2019	231,212
70,000	Kentucky Utilities Co.	3.300	10/1/2025	67,813
125,000	NiSource Finance Corp.	3.490	5/15/2027	117,739
537,000	NSTAR Electric Co.	2.375	10/15/2022	515,450
322,000	PPL Capital Funding, Inc.	3.000	9/15/2021	320,120
10,000	PPL Capital Funding, Inc.	2.500	9/1/2022	9,642
414,000	PPL Electric Utilities Corp.	4.200	6/15/2022	417,209
275,000	PPL Electric Utilities Corp.	3.500	12/1/2022	271,669
537,000	Public Service Co of Colorado	5.125	6/1/2019	542,321
437,000	Public Service Co of Colorado	3.200	11/15/2020	436,057

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 10.9%
462,000	Virginia Electric & Power Co.	2.750	3/15/2023	$446,206
462,000	WEC Energy Group, Inc.	3.550	6/15/2025	450,454
				6,320,676

	TOTAL CORPORATE BONDS (Cost $58,358,381)			57,175,555

	TOTAL INVESTMENTS - 98.5% (Cost - $58,358,381)			$57,175,555
	OTHER ASSETS LESS LIABILITIES - 1.5%			855,080
	NET ASSETS - 100.0%			$58,030,635

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SA - Société Anonyme

+	Step Coupon; the interest rate shown is the rate in effect as of November 30, 2018.

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS
November 30, 2018

Shares		Value
	COMMON STOCKS - 99.2%
	AEROSPACE & DEFENSE - 2.7%
3,812	General Dynamics Corp.	$704,801
1,511	Harris Corp.	215,997
570	Huntington Ingalls Industries, Inc.	122,835
		1,043,633
	AUTOMOTIVE - 2.6%
3,498	Aptiv PLC	251,506
2,195	Tesla, Inc. *	769,304
		1,020,810
	BANKING - 0.4%
669	SVB Financial Group *	170,468

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.4%
19,399	AbbVie, Inc.	1,828,744
2,884	Alexion Pharmaceuticals, Inc. *	355,165
1,371	Regeneron Pharmaceuticals, Inc. *	501,306
3,246	Vertex Pharmaceuticals, Inc. *	586,844
		3,272,059
	CHEMICALS - 0.8%
1,433	Albemarle Corp.	138,026
1,182	International Flavors & Fragrances, Inc.	167,407
		305,433
	COMMERCIAL SERVICES - 2.2%
1,377	Cintas Corp.	258,022
3,708	Ecolab, Inc.	595,097
		853,119
	CONSTRUCTION MATERIALS - 0.9%
809	Martin Marietta Materials, Inc.	154,268
1,712	Vulcan Materials Co.	180,976
		335,244
	CONSUMER PRODUCTS - 1.9%
17,916	Keurig Dr Pepper, Inc.	483,732
1,697	McCormick & Co., Inc.	254,550
		738,282
	CONTAINERS & PACKAGING - 1.0%
5,241	International Paper Co.	242,082
3,357	WestRock Co.	158,148
		400,230
	DISTRIBUTORS - CONSUMER STAPLES - 1.1%
6,739	Sysco Corp.	454,209

	ELECTRICAL EQUIPMENT - 9.8%
2,936	AMETEK, Inc.	215,590
3,898	Amphenol Corp.	342,790
2,200	AO Smith Corp.	104,236
5,602	Eaton Corp PLC	431,018

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 9.8%
8,044	Emerson Electric Co.	$543,131
9,586	Honeywell International, Inc.	1,406,746
11,919	Johnson Controls International PLC	414,543
1,544	Resideo Technologies, Inc. *	31,853
4,455	TE Connectivity Ltd.	342,723
		3,832,630
	HARDWARE - 2.2%
2,438	Garmin Ltd.	162,517
4,427	Juniper Networks, Inc.	127,099
3,379	NetApp, Inc.	225,954
3,621	Seagate Technology PLC	156,029
3,809	Western Digital Corp.	172,890
		844,489
	HEALTHCARE FACILITIES & SERVICES - 5.1%
2,832	AmerisourceBergen Corp.	251,765
2,632	Centene Corp. *	374,402
2,239	DaVita, Inc. *	147,908
7,193	Express Scripts Holding Co. *	729,874
1,980	Henry Schein, Inc. *	176,616
2,405	IQVIA Holdings, Inc. *	300,793
		1,981,358
	HOME & OFFICE PRODUCTS - 0.9%
723	Snap-on, Inc.	120,191
1,942	Stanley Black & Decker, Inc.	254,111
		374,302
	INDUSTRIAL SERVICES - 0.3%
1,066	United Rentals, Inc. *	124,861

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,115	Nasdaq, Inc.	193,142

	INSURANCE - 1.2%
10,039	Aflac, Inc.	459,184

	IRON & STEEL - 0.6%
4,084	Nucor Corp.	246,714

	MACHINERY - 4.7%
4,081	Deere & Co.	632,065
1,889	Dover Corp.	160,357
4,337	Illinois Tool Works, Inc.	603,060
1,677	Parker-Hannifin Corp.	288,511
2,284	Xylem, Inc.	166,687
		1,850,680

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 3.7%
4,078	Agilent Technologies, Inc.	$295,043
940	Align Technology, Inc. *	216,097
1,867	Illumina, Inc. *	630,112
2,610	Zimmer Biomet Holdings, Inc.	305,422
		1,446,674
	METALS & MINING - 0.5%
6,803	Newmont Mining Corp.	220,009

	OIL, GAS & COAL - 7.2%
3,098	Cheniere Energy, Inc. *	189,350
15,006	ConocoPhillips	993,097
11,261	Halliburton Co.	353,933
2,197	Pioneer Natural Resources Co.	324,607
17,973	Schlumberger Ltd.	810,582
5,674	TechnipFMC PLC	131,013
		2,802,582
	REAL ESTATE - 9.7%
5,655	American Tower Corp.	930,191
5,340	Crown Castle International Corp.	613,566
1,013	Equinix, Inc.	390,288
4,938	Equity Residential	351,832
952	Federal Realty Investment Trust	125,750
8,029	Prologis, Inc.	540,673
3,978	Simon Property Group, Inc.	738,675
1,111	SL Green Realty Corp.	107,123
		3,798,098
	RETAIL - DISCRETIONARY - 2.5%
10,251	Lowe’s Cos, Inc.	967,387

	SEMICONDUCTORS - 7.4%
12,538	Advanced Micro Devices, Inc. *	267,059
4,906	Analog Devices, Inc.	450,960
15,193	Micron Technology, Inc. *	585,842
7,797	NVIDIA Corp.	1,274,264
3,311	Xilinx, Inc.	306,201
		2,884,326
	SOFTWARE - 2.6%
1,739	Citrix Systems, Inc. *	189,499
1,183	Palo Alto Networks, Inc. *	204,600
1,888	Synopsys, Inc. *	173,583
2,698	Workday, Inc. *	442,472
		1,010,154
	SPECIALTY FINANCE - 1.1%
5,297	Fiserv, Inc. *	419,152

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Continued)
November 30, 2018

Shares		Value
	TECHNOLOGY SERVICES - 3.7%
7,473	Cognizant Technology Solutions Corp.	$532,302
1,549	Equifax, Inc.	159,036
1,159	Gartner, Inc. *	177,547
4,716	Paychex, Inc.	333,704
2,129	Verisk Analytics, Inc. *	262,548
		1,465,137
	TRANSPORTATION & LOGISTICS - 4.1%
1,404	JB Hunt Transport Services, Inc.	149,329
9,472	Union Pacific Corp.	1,456,604
		1,605,933
	TRANSPORTATION EQUIPMENT - 0.7%
4,478	PACCAR, Inc.	278,621

	UTILITIES - 7.1%
2,993	Alliant Energy Corp.	135,852
6,297	American Electric Power Co., Inc.	489,529
2,317	American Water Works Co., Inc.	221,065
5,538	CenterPoint Energy, Inc.	155,119
8,418	Dominion Energy, Inc.	627,141
2,343	Entergy Corp.	203,982
4,053	Eversource Energy	276,982
6,482	Public Service Enterprise Group, Inc.	362,344
4,072	WEC Energy Group, Inc.	295,138
		2,767,152
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.6%
2,295	Pentair PLC	97,996
5,576	Waste Management, Inc.	522,750
		620,746

	TOTAL COMMON STOCKS (Cost $39,597,035)	38,786,818

	TOTAL INVESTMENTS - 99.2% (Cost $39,597,035)	$38,786,818
	OTHER ASSETS LESS LIABILITIES - 0.8%	297,768
	NET ASSETS - 100.0%	$39,084,586

*	Non-Income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2018

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$88,963,512	$51,154,443	$58,358,381	$39,597,035
At value	$86,613,765	$49,685,677	$57,175,555	$38,786,818
Cash	888,149	1,088,896	1,132,303	245,579
Foreign currencies (Cost $186,950)	185,788	—	—	—
Dividends and interest receivable	171,454	60,162	553,255	63,912
Due from Adviser	—	—	—	3,662
Prepaid expenses	3,348	1,480	1,099	914
TOTAL ASSETS	87,862,504	50,836,215	58,862,212	39,100,885

LIABILITIES
Payable for investments purchased	—	—	634,202	—
Distributions payable	—	—	134,400	—
Investment advisory fees payable	29,887	9,538	19,818	—
Payable to related parties	7,148	4,531	7,726	6,258
Accrued expenses and other liabilities	55,230	33,918	35,431	10,041
TOTAL LIABILITIES	92,265	47,987	831,577	16,299
NET ASSETS	$87,770,239	$50,788,228	$58,030,635	$39,084,586

Net Assets Consist Of:
Paid in capital	$89,776,513	$51,452,656	$59,241,265	$39,812,550
Accumulated losses	(2,006,274)	(664,428)	(1,210,630)	(727,964)
NET ASSETS	$87,770,239	$50,788,228	$58,030,635	$39,084,586

Net Asset Value Per Share:
Net Assets	$87,770,239	$50,788,228	$58,030,635	$39,084,586
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,350,000	1,900,000	2,400,000	1,500,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$26.20	$26.73	$24.18	$26.06

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2018

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$1,820,606	$710,152	$—	$631,236
Interest	12,211	5,591	1,150,436	—
Less: Foreign withholding taxes	(96,436)	(202)	—	(57)
TOTAL INVESTMENT INCOME	1,736,381	715,541	1,150,436	631,179

EXPENSES
Investment advisory fees	223,071	127,077	119,019	71,898
Administrative services	67,396	59,053	68,818	43,918
Custodian fees	64,015	33,514	9,159	13,578
Professional fees	19,431	13,506	11,077	6,000
Audit fees	15,273	15,012	15,370	15,000
Transfer agent fees	14,305	9,474	11,332	13,211
Printing and postage expenses	13,904	8,018	4,947	5,728
Legal fees	10,915	3,494	1,822	7,110
Trustees fees and expenses	10,138	15,739	12,057	10,603
Insurance expense	2,798	1,637	367	367
Other Expenses	19,644	15,558	14,766	13,961
TOTAL EXPENSES	460,890	302,082	268,734	201,374

Plus: Recapture of fees waived/reimbursed by the Adviser	967	—	—	—
Less: Fees waived/reimbursed by the Adviser	—	(39,292)	(22,330)	(117,184)
NET EXPENSES	461,857	262,790	246,404	84,190

NET INVESTMENT INCOME	1,274,524	452,751	904,032	546,989

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	517,428	1,499,729	(14,347)	123,733
Investments	418,467	625,228	(44,179)	(49,102)
Foreign currency transactions	(90,488)	20	—	—
	845,407	2,124,977	(58,526)	74,631
Net change in unrealized (depreciation) on:
Investments	(6,230,860)	(2,983,608)	(1,046,294)	(941,689)
Foreign currency translations	(9,228)	—	—	—
	(6,240,088)	(2,983,608)	(1,046,294)	(941,689)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,394,681)	(858,631)	(1,104,820)	(867,058)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,120,157)	$(405,880)	$(200,788)	$(320,069)

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$1,274,524	$534,305
Net realized gain on investments and foreign currency transactions	845,407	218,303
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(6,240,088)	3,886,765
Net increase (decrease) in net assets resulting from operations	(4,120,157)	4,639,373

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(433,285)
Total distributions paid: *	(1,603,210)	—
Net decrease in net assets resulting from distributions to shareholders	(1,603,210)	(433,285)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	43,458,500	48,723,355
Cost of shares redeemed	(2,894,337)	—
Net increase in net assets resulting from shares of beneficial interest	40,564,163	48,723,355

TOTAL INCREASE IN NET ASSETS	34,840,796	52,929,443

NET ASSETS
Beginning of Period	52,929,443	—
End of Period**	$87,770,239	$52,929,443

SHARE ACTIVITY
Shares Sold	1,550,000	1,900,000
Shares Redeemed	(100,000)	—
Net increase in shares of beneficial interest outstanding	1,450,000	1,900,000

(a)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The distributions to shareholders for the period ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $124,555 as of November 30, 2017.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$452,751	$184,834
Net realized gain on investments and foreign currency transactions	2,124,977	595,423
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,983,608)	1,514,842
Net increase (decrease) in net assets resulting from operations	(405,880)	2,295,099

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(104,210)
Total distributions paid: *	(747,845)	—
Net decrease in net assets resulting from distributions to shareholders	(747,845)	(104,210)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	31,727,672	29,820,171
Cost of shares redeemed	(9,284,905)	(2,511,874)
Net increase in net assets resulting from shares of beneficial interest	22,442,767	27,308,297

TOTAL INCREASE IN NET ASSETS	21,289,042	29,499,186

NET ASSETS
Beginning of Period	29,499,186	—
End of Period**	$50,788,228	$29,499,186

SHARE ACTIVITY
Shares Sold	1,150,000	1,200,000
Shares Redeemed	(350,000)	(100,000)
Net increase in shares of beneficial interest outstanding	800,000	1,100,000

(a)	The Inspire Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The distributions to shareholders for the period ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $75,989 as of November 30, 2017.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$904,032	$127,917
Net realized gain (loss) on investments	(58,526)	156
Net change in unrealized depreciation on investments	(1,046,294)	(136,532)
Net decrease in net assets resulting from operations	(200,788)	(8,459)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(110,430)
Total distributions paid: *	(905,300)	—
Net decrease in net assets resulting from distributions to shareholders	(905,300)	(110,430)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	46,465,856	22,572,218
Cost of shares redeemed	(9,782,462)	—
Net increase in net assets resulting from shares of beneficial interest	36,683,394	22,572,218

TOTAL INCREASE IN NET ASSETS	35,577,306	22,453,329

NET ASSETS
Beginning of Period	22,453,329	—
End of Period**	$58,030,635	$22,453,329

SHARE ACTIVITY
Shares Sold	1,900,000	900,000
Shares Redeemed	(400,000)	—
Net increase in shares of beneficial interest outstanding	1,500,000	900,000

(a)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The distributions to shareholders for the period ended November 30, 2017 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $17,487 as of November 30, 2017.

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (a)
FROM OPERATIONS
Net investment income	$546,989	$11,397
Net realized gain on investments	74,631	4
Net change in unrealized appreciation (depreciation) on investments	(941,689)	131,472
Net increase (decrease) in net assets resulting from operations	(320,069)	142,873

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital	(21,298)	—
Total distributions paid: *	(427,227)	—
Net decrease in net assets resulting from distributions to shareholders	(448,525)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	34,755,898	6,280,535
Cost of shares redeemed	(1,326,126)	—
Net increase in net assets resulting from shares of beneficial interest	33,429,772	6,280,535

TOTAL INCREASE IN NET ASSETS	32,661,178	6,423,408

NET ASSETS
Beginning of Period	6,423,408	—
End of Period**	$39,084,586	$6,423,408

SHARE ACTIVITY
Shares Sold	1,300,000	250,000
Shares Redeemed	(50,000)	—
Net increase in shares of beneficial interest outstanding	1,250,000	250,000

(a)	The Inspire 100 ETF commenced operations on October 30, 2017.

*	Distributions from net investment income and net realized capital gains are combined for the year ended November 30, 2018. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information.

**	Net Assets - End of Period includes undistributed net investment income of $11,397 as of November 30, 2017.

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.48	0.36
Net realized and unrealized gain (loss) on investments	(1.49)	2.78
Total from investment operations	(1.01)	3.14
Less distributions from:
Net investment income	(0.49)	(0.28)
Net realized gains	(0.16)	—
Total distributions	(0.65)	(0.28)
Net asset value, end of period	$26.20	$27.86
Total return (4)(6)	(3.74)%	12.63%
Net assets, at end of period (000s)	$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.71%	1.80%
Portfolio Turnover Rate (4)(5)	22%	15%

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.30	0.20
Net realized and unrealized gain on investments	0.20 (7)	1.73
Total from investment operations	0.50	1.93
Less distributions from:
Net investment income	(0.21)	(0.11)
Net realized gains	(0.38)	—
Total distributions	(0.59)	(0.11)
Net asset value, end of period	$26.73	$26.82
Total return (4)(6)	1.89%	7.75%
Net assets, at end of period (000s)	$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.07%	1.06%
Portfolio Turnover Rate (4)(5)	24%	16%

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended		Period Ended
	November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.56		0.18
Net realized and unrealized loss on investments	(0.81)		(0.09)
Total from investment operations	(0.25)		0.09
Less distributions from:
Net investment income	(0.52)		(0.14)
Net realized gains	(0.00	) (7)	—
Total distributions	(0.52)		(0.14)
Net asset value, end of period	$24.18		$24.95
Total return (4)(6)	(0.99)%		0.37%
Net assets, at end of period (000s)	$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	2.27%		1.81%
Portfolio Turnover Rate (4)(5)	5%		6%

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Year Ended	Period Ended
	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.61	0.05
Net realized and unrealized gain on investments	0.19 (7)	0.64
Total from investment operations	0.80	0.69
Less distributions from:
Net investment income	(0.42)	—
Return of capital	(0.01)	—
Total distributions	(0.43)	—
Net asset value, end of period	$26.06	$25.69
Total return (4)(6)	3.09%	2.76%
Net assets, at end of period (000s)	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%
Ratio of net investment income to average net assets (3)	2.27%	2.41%
Portfolio Turnover Rate (4)(5)	8%	0%

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS
November 30, 2018

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”) and Inspire 100 ETF (“BIBL”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Time Deposits - Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2018 for the Funds’ assets measured at value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$86,223,080	$—	$—	$86,223,080
Preferred Stock	390,685	—	—	390,685
Total	$86,613,765	$—	$—	$86,613,765

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$49,685,677	$—	$—	$49,685,677
Total	$49,685,677	$—	$—	$49,685,677

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$57,175,555	$—	$57,175,555
Total	$—	$57,175,555	$—	$57,175,555

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$38,786,818	$—	$—	$38,786,818
Total	$38,786,818	$—	$—	$38,786,818

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD and BIBL and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g.,

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended November 30, 2017, or expected to be taken in the Funds’ November 30, 2018 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

3.	INVESTMENT TRANSACTIONS

For the year ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales

Inspire Global Hope ETF	$19,173,598	$15,730,237
Inspire Small/Mid Cap Impact ETF	$10,738,515	$9,962,996
Inspire Corporate Bond Impact ETF	$9,222,088	$1,804,276
Inspire 100 ETF	$2,244,860	$1,940,312

For the year ended November 30, 2018, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$40,212,415	$2,707,969
Inspire Small/Mid Cap Impact ETF	$31,443,034	$9,181,969
Inspire Corporate Bond Impact ETF	$42,099,299	$9,279,883
Inspire 100 ETF	$34,333,879	$1,309,585

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC (the “Adviser”) serves as the Fund’s Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets. For the fiscal year ended November 30, 2018, the Adviser earned $223,071, $127,077, $119,019 and $71,898 in advisory fees for BLES, ISMD, IBD and BIBL, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, IBD and BIBL, at least until March 31, 2019, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

(including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets for BLES, ISMD and IBD, effective April 1, 2018, and 0.35% of average daily net assets for BIBL, respectively, herein referred to as the “Expense Limitation.” Prior to April 1, 2018, the fees would not exceed 0.65% of average daily net assets for BLES, ISMD and IBD.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of wavier, the Adviser, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the year ended November 30, 2018, the Adviser waived fees and/or reimbursed expenses in the amount of $39,292 for ISMD, $22,330 for IBD, and $117,184 for BIBL pursuant to the Waiver Agreement. For the year ended November 30, 2018, the Adviser recaptured $967 of previously waived fees for BLES.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2020	11/30/2021
BLES	$29,470	$—
ISMD	$51,103	$39,292
IBD	$60,773	$22,330
BIBL	$16,256	$117,184

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL and 100,000 shares for IBD. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Funds’ are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
Inspire Global Hope ETF	$5,000	2.00%*
Inspire Small/Mid Cap Impact ETF	$2,500	2.00%*
Inspire Corporate Bond Impact ETF	$750	2.00%*
Inspire 100 ETF	$750	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended November 30, 2018 and the period ended November 30, 2017 was as follows:

For the year ended November 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$1,595,990	$7,220	$—	$1,603,210
Inspire Small/Mid Cap Impact ETF	742,015	5,830	—	747,845
Inspire Corporate Bond Impact ETF	905,300	—	—	905,300
Inspire 100 ETF	422,936	4,291	21,298	448,525

For each of the periods ended November 30, 2017:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$433,285	$—	$—	$433,285
Inspire Small/Mid Cap Impact ETF	104,210	—	—	104,210
Inspire Corporate Bond Impact ETF	110,430	—	—	110,430
Inspire 100 ETF	—	—	—	—

As of November 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$337,188	$282,327	$—	$—	$—	$(2,625,789)	$(2,006,274)
Inspire Small/Mid Cap Impact ETF	824,516	286,858	—	—	—	(1,775,802)	(664,428)
Inspire Corporate Bond Impact ETF	16,375	—	(39,987)	(4,192)	—	(1,182,826)	(1,210,630)
Inspire 100 ETF	—	—	(1,729)	—	—	(726,235)	(727,964)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, real estate investment trusts, passive foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses for the year ended November 30, 2018 as follows:

Post October
Portfolio	Losses
Inspire Corporate Bond Impact ETF	39,987
Inspire 100 ETF	1,729

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Inspire Corporate Bond Impact ETF	2,720	1,472	4,192

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions and adjustments for distribution reclasses, resulted in reclassifications for the Funds for the year ended November 30, 2018 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$506,923	$(506,923)
Inspire Small/Mid Cap Impact ETF	1,492,176	(1,492,176)
Inspire Corporate Bond Impact ETF	(14,347)	14,347
Inspire 100 ETF	123,541	(123,541)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$89,235,978	$5,673,606	$(8,295,819)	$(2,622,213)
Inspire Small/Mid Cap Impact ETF	51,461,479	4,184,262	(5,960,064)	(1,775,802)
Inspire Corporate Bond Impact ETF	58,358,381	5,674	(1,188,500)	(1,182,826)
Inspire 100 ETF	39,513,053	2,253,774	(2,980,009)	(726,235)

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
November 30, 2018

Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been incorporated with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees declared the following distributions after November 30, 2018:

	Dividend Per Share	Short Term Capital Gain	Long Term Capital Gain	Record Date	Payable Date
Inspire Global Hope ETF	$0.0555	$0.0894	$0.0708	12/17/2018	12/24/2018
Inspire Small/Mid Cap Impact ETF	$0.0272	$0.4236	$0.1370	12/17/2018	12/24/2018
Inspire Corporate Bond Impact ETF	$0.0644	$ —	$ —	12/17/2018	12/24/2018
Inspire 100 ETF	$0.0216	$0.0083	$0.0029	12/17/2018	12/24/2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust IV

and the Shareholders of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF,

Inspire Corporate Bond Impact ETF, and Inspire 100 ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, and Inspire 100 ETF, each a series of shares of beneficial interest in Northern Lights Fund Trust IV (the “Funds”), including the portfolios of investments, as of November 30, 2018, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each respective period then ended as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of November 30, 2018, and the results of their operations, the changes in their net assets and their financial highlights for each respective period then ended as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Inspire Global Hope ETF	For the year ended November 30, 2018 and the period February 27, 2017 (commencement of operations) to November 30, 2017
Inspire Small/Mid Cap Impact ETF	For the year ended November 30, 2018 and the period February 27, 2017 (commencement of operations) to November 30, 2017
Inspire Corporate Bond Impact ETF	For the year ended November 30, 2018 and the period July 10, 2017 (commencement of operations) to November 30, 2017
Inspire 100 ETF	For the year ended November 30, 2018 and the period October 30, 2017 (commencement of operations) to November 30, 2017

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of those financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust IV since 2015.

Philadelphia, Pennsylvania

January 28, 2019

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
November 30, 2018

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 through November 30, 2018.

Actual Expenses

The “Actual” expenses lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
Actual	6/1/2018	11/30/2018	6/1/18 - 11/30/18	6/1/18 - 11/30/18
Inspire Global Hope ETF	$1,000.00	$943.70	$2.97	0.61%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$954.30	$2.99	0.61%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,001.30	$3.06	0.61%
Inspire 100 ETF	$1,000.00	$989.40	$1.75	0.35%
Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,022.02	$3.09	0.61%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,022.01	$3.09	0.61%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,022.01	$3.09	0.61%
Inspire 100 ETF	$1,000.00	$1,023.31	$1.78	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

“Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 183/365 (to reflect the full half-year period).

**	Annualized.

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
November 30, 2018

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Joseph Breslin Year of Birth: 1953	Independent Trustee and Chairman of the Board since 2015	President and Consultant, Adviser Counsel, Inc. (formerly J.E. Breslin & Co.) (management consulting firm to investment advisers), (since 2009); Senior Counsel, White Oak Global Advisors, LLC. (since 2018).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Director, Kinetics Mutual Funds, Inc. (since 2000); Trustee, Kinetics Portfolios Trust (since 2000); Trustee, Forethought Variable Insurance Trust (since 2013); Trustee, BlueArc Multi-Strategy Fund (2014-2017); Hatteras Trust (2004-2016)
Thomas Sarkany Year of Birth: 1946	Independent Trustee since 2015	Founder and President, TTS Consultants, LLC (financial services) (since 2010).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Arrow Investments Trust (since 2014), Arrow ETF Trust (since 2012), Trustee, Northern Lights Fund Trust II (since 2011); Director, Aquila Distributors (since 1981)
Charles Ranson Year of Birth: 1947	Independent Trustee since 2015	Principal, Ranson & Associates (strategic analysis and planning, including risk assessment and capital formation for entrepreneurial ventures) (since 2003); GR Group (since 2008).	4	Northern Lights Fund Trust IV (for series not affiliated with the Fund since 2015); Advisors Preferred Trust (since November 2012)

11/30/18 – NLFT IV_v3

The Inspire ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
November 30, 2018

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Funds in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Wendy Wang 80 Arkay Drive Hauppauge, NY 11788 Born in 1970	President since 2015	Senior Vice President, Director of Tax and Compliance Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Sam Singh 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Treasurer since 2015	Vice President, Gemini Fund Services, LLC (since 2015); Assistant Vice President, Gemini Fund Services, LLC (2011-2014).	N/A	N/A
Jennifer Farrell 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Secretary since 2017	Manager, Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (since 2015); Legal Trainer, Gemini Fund Services, LLC (2013-2015); Senior Paralegal, Gemini Fund Services, LLC (2006-2012).	N/A	N/A
Michael Quain Born in 1957	Chief Compliance Officer since 2015	Consultant, Northern Lights Compliance Services, LLC (since 2015); Quain Compliance Consulting, LLC (since 2014); Artio Global Management, LLC (formerly Julius Baer), First Vice President & Chief Compliance Officer (2004-2013).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of November 30, 2018, the Trust was comprised of 21 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the four Funds managed by the same investment adviser. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Fund’s SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-658-9473.

11/30/18 – NLFT IV_v3

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-658-9473.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireinvesting.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Ira Rothblut is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rothblut is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2018 – $50,800

2017 – $50,800

(b)	Audit-Related Fees

2018 – None

2017 – None

(c)	Tax Fees

2018 – $8,800

2017 – $8,800

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2018 - None

2017 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2018	2017
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2018 - $8,800

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 2/7/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 2/7/19